Note 27 - Segmented Information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Number of Operating Segments	3
Number of Reportable Segments	3
Revenues	$ 5,558,462	$ 4,822,024
Segment, Expenditure, Addition to Fixed Assets	78,702	65,085
Operating Segments [Member]
Revenues	5,557,792	4,821,587
Segment, Expenditure, Addition to Fixed Assets	73,446	61,855
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	670	437
Segment, Expenditure, Addition to Fixed Assets	$ 5,256	$ 3,229